Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Financial Covenants - Additional Information (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)
Disclosure Of Other Provisions [Line Items]
EQUITY	[1]	$ 8,278,507		$ 7,879,739	$ 11,532,343
Debt to capitalization ratio, description		A debt to equity ratio shall not be more than 1.3.
Ratio of Unsecured assets to Unsecured total liabilities		1.13%
Debt to equity ratio		0.60%
Debt/EBITDA ratio, description		A debt to EBITDA ratio shall not be more than 3.5.
Debt/EBITDA ratio		1.70%
Borrowings		$ 68,868		$ 158,960	$ 168,084
Citibank [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 60,727
Final maturity period of bond		2020-04
Chinango S.A.C. [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2019-01
Bank borrowings		$ 2,124
Banco de Credito del Perú [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2020-06
Finance lease arrangement outstanding amount		$ 56,687
Banco Scotiabank [Member] | Maturity in March 2022 [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2022-03
Finance lease arrangement outstanding amount		$ 40,818
Ninth Local Bond Issue [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 180,676
Final maturity period of bond		2020-12
Banco Nacional de Desenvolvimiento [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2023-12
Borrowings		$ 153,263
Citibank [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2018-12
Borrowings		$ 37,854
Banco Itau [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2021-07
Borrowings		$ 114,960
Electrobras and Banco do Brasil [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2023-10
Borrowings		$ 77,508
BNDES and Banco Itau [Member]
Disclosure Of Other Provisions [Line Items]
Final maturity period of bond		2023-12
Borrowings		$ 107,760
Third Local Bond Issue [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 44,035
Final maturity period of bond		2018-10
Fifth Local Bond Issue [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 150,039
Final maturity period of bond		2024-12
Bndes [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 4,067
Final maturity period of bond		2020-06
Bank of Tokyo [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 123,167
Final maturity period of bond		2021-06
Bottom of range [member]
Disclosure Of Other Provisions [Line Items]
Ratio of Unsecured assets to Unsecured total liabilities		1.00%
Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Debt to equity ratio		1.30%
Debt/EBITDA ratio		3.50%
Series B2 [Member]
Disclosure Of Other Provisions [Line Items]
Minimum equity requirement			$ 660,260,000,000
EQUITY			$ 5,089,212,000,000
Debt to capitalization ratio, description		A debt to equity ratio, defined as Total liabilities to Equity, shall not be more than 2.24.
Financial debt to capitalization ratio, maximum		2.24%
Debt to equity ratio		1.44%	1.44%
Second Third and Fourth Local Bond Issues [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 87,933
Final maturity period of bond		2028-01
Second Third and Fourth Local Bond Issues [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding		$ 54,887
Final maturity period of bond		2033-01

[1]	As Restated